Goodwill - Key assumptions for cash-generating units (Details)	Sep. 30, 2023	Sep. 30, 2022
Maximum
Disclosure of information for cash-generating units [line items]
Long-term growth rate of net operating cash flows	2.00%	2.00%
Western and Southern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.70%	10.00%
Long-term growth rate of net operating cash flows	2.00%	1.80%
U.S. Commercial and State Government
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.90%	10.60%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Canada
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.00%	10.70%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.S. Federal
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.30%	9.20%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Scandinavia and Central Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	12.10%	10.50%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.K. and Australia
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	13.70%	10.60%
Long-term growth rate of net operating cash flows	2.00%	1.90%
Finland, Poland and Baltics
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	12.20%	10.70%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Northwest and Central-East Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	12.10%	10.70%
Long-term growth rate of net operating cash flows	2.00%	1.90%
Asia Pacific
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	20.30%	19.20%
Long-term growth rate of net operating cash flows	2.00%	2.00%